Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000246534
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond ETF
Trading Symbol	FTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  Overweight allocations in emerging markets, high-yield, and trade finance contributed to relative Fund performance.

  Positioning for a steepening of the yield curve benefitted relative Fund performance.

  The Fund was positively impacted by security selection within the allocations to emerging markets debt and investment-grade bonds.

Top Detractors from Performance

  The Fund’s duration was modestly lower than the Index and negatively detracted from relative performance.

  Underweight allocations to investment-grade bonds detracted from relative Fund performance.

  The Fund was negatively impacted by foreign currency exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Total Return Bond ETF at NAV	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index	Lipper Core Bond Funds Average
1/3/2024	$10,000	$10,000	$10,000	$10,000
3/31/2024	$10,041	$9,973	$10,002	$9,995
6/30/2024	$10,071	$9,980	$10,021	$10,022
9/30/2024	$10,615	$10,498	$10,542	$10,536
12/31/2024	$10,274	$10,177	$10,254	$10,235
3/31/2025	$10,553	$10,460	$10,527	$10,508
6/30/2025	$10,699	$10,586	$10,674	$10,652

Average Annual Return [Table Text Block]
Fund/Index	1 Year	Since Inception 1/3/2024
Federated Hermes Total Return Bond ETF at NAV	6.24%	4.62%
Bloomberg US Aggregate Bond Index	6.08%	3.89%
Bloomberg US Universal Bond Index	6.51%	4.47%
Lipper Core Bond Funds Average	6.27%	4.30%

Performance Inception Date	Jan. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 326,552,552
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 845,447
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$326,552,552 Number of Investments473 Portfolio Turnover86% Total Advisory Fees Paid$845,447
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Collaterized Mortgage Obligations	2.6%
Municipal Bonds	2.7%
Asset-Backed Securities	3.0%
Emerging Markets Core Fund	3.1%
High Yield Bond Core Fund	3.1%
Project and Trade Finance Core Fund	4.0%
Exchange-Traded Funds	11.4%
Mortgage-Backed Securities	16.5%
Corporate Bonds	25.3%
U.S. Treasury Securities	27.5%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]